UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2016

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	10.85%	6.64%	12.15%	10.86%
Class A with 5.75% Maximum Sales Charge	—	—	4.48	0.50	10.83	10.21
Class C at NAV	10/01/2009	04/30/2002	10.48	5.86	11.33	10.32
Class C with 1% Maximum Sales Charge	—	—	9.48	4.88	11.33	10.32
Class I at NAV	04/30/2002	04/30/2002	11.01	6.94	12.43	11.12
Class R at NAV	08/03/2009	04/30/2002	10.72	6.40	11.88	10.68
Class R6 at NAV	07/01/2014	04/30/2002	11.07	7.04	12.48	11.14
Russell 2500® Index	—	—	3.68%	–7.31%	8.57%	6.46%
Russell 2000® Index	—	—	2.02	–9.76	7.19	5.25

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.22%	1.97%	0.97%	1.47%	0.88%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.4%

ANSYS, Inc.	3.7

Sally Beauty Holdings, Inc.	3.5

DENTSPLY SIRONA, Inc.	3.5

SEI Investments Co.	3.4

Teleflex, Inc.	3.0

Fair Isaac Corp.	3.0

Equifax, Inc.	3.0

Affiliated Managers Group, Inc.	2.8

Carlisle Cos., Inc.	2.7

Total	33.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Endnotes and Additional Disclosures

[1]

Russell 2500® Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,108.50	$6.43	1.22%
Class C	$1,000.00	$1,104.80	$10.37	1.97%
Class I	$1,000.00	$1,110.10	$5.12	0.97%
Class R	$1,000.00	$1,107.20	$7.74	1.47%
Class R6	$1,000.00	$1,110.70	$4.64	0.88%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.16	1.22%
Class C	$1,000.00	$1,015.20	$9.92	1.97%
Class I	$1,000.00	$1,020.20	$4.90	0.97%
Class R	$1,000.00	$1,017.70	$7.42	1.47%
Class R6	$1,000.00	$1,020.60	$4.45	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2016
Investment in SMID-Cap Portfolio, at value (identified cost, $4,804,881,431)	$6,957,177,908
Receivable for Fund shares sold	24,607,334
Total assets	$6,981,785,242

Liabilities
Payable for Fund shares redeemed	$18,046,618
Payable to affiliates:
Distribution and service fees	631,056
Accrued expenses	1,192,171
Total liabilities	$19,869,845
Net Assets	$6,961,915,397

Sources of Net Assets
Paid-in capital	$4,696,915,292
Accumulated net realized gain from Portfolio	125,750,186
Accumulated net investment loss	(13,046,558)
Net unrealized appreciation from Portfolio	2,152,296,477
Total	$6,961,915,397

Class A Shares
Net Assets	$1,553,987,189
Shares Outstanding	63,238,465
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.07

Class C Shares
Net Assets	$240,345,714
Shares Outstanding	10,324,614
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$23.28

Class I Shares
Net Assets	$4,250,767,786
Shares Outstanding	158,712,680
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.78

Class R Shares
Net Assets	$274,489,310
Shares Outstanding	11,370,203
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.14

Class R6 Shares
Net Assets	$642,325,398
Shares Outstanding	23,935,771
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2016
Dividends allocated from Portfolio	$28,617,229
Interest allocated from Portfolio	574,826
Expenses allocated from Portfolio	(27,629,300)
Total investment income from Portfolio	$1,562,755

Expenses
Distribution and service fees
Class A	$1,790,742
Class C	1,159,704
Class R	592,934
Trustees’ fees and expenses	250
Custodian fee	33,772
Transfer and dividend disbursing agent fees	2,955,731
Legal and accounting services	69,496
Printing and postage	216,809
Registration fees	55,153
Miscellaneous	24,554
Total expenses	$6,899,145

Net investment loss	$(5,336,390)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$177,647,259 (1)
Net realized gain	$177,647,259
Change in unrealized appreciation (depreciation) —
Investments	$494,281,142
Net change in unrealized appreciation (depreciation)	$494,281,142

Net realized and unrealized gain	$671,928,401

Net increase in net assets from operations	$666,592,011

(1)	Includes $27,556,746 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
From operations —
Net investment loss	$(5,336,390)	$(10,123,885)
Net realized gain from investment transactions	177,647,259	454,835,468
Net change in unrealized appreciation (depreciation) from investments	494,281,142	87,064,464
Net increase in net assets from operations	$666,592,011	$531,776,047
Distributions to shareholders —
From net realized gain
Class A	$(100,390,349)	$(43,209,125)
Class C	(17,262,617)	(7,726,216)
Class I	(260,870,924)	(118,304,127)
Class R	(16,473,634)	(5,618,142)
Class R6	(30,191,455)	(106,636)
Total distributions to shareholders	$(425,188,979)	$(174,964,246)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$258,134,680	$303,482,366
Class C	13,811,394	15,191,245
Class I	643,154,471	991,315,058
Class R	62,338,517	75,027,987
Class R6	233,950,152	431,972,320
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	90,826,790	39,112,291
Class C	14,244,114	6,258,941
Class I	220,093,549	98,077,022
Class R	15,512,836	5,335,550
Class R6	30,190,033	106,636
Cost of shares redeemed
Class A	(201,658,985)	(385,854,581)
Class C	(22,287,717)	(49,911,407)
Class I	(610,138,519)	(1,273,451,032)
Class R	(20,588,444)	(46,320,900)
Class R6	(35,665,394)	(24,930,676)
Issued in connection with tax-free reorganization (see Note 8)
Class A	22,822,084	—
Class C	7,204,794	—
Class I	1,796,330	—
Net increase in net assets from Fund share transactions	$723,740,685	$185,410,820

Net increase in net assets	$965,143,717	$542,222,621

Net Assets
At beginning of period	$5,996,771,680	$5,454,549,059
At end of period	$6,961,915,397	$5,996,771,680

Accumulated net investment loss included in net assets
At end of period	$(13,046,558)	$(7,710,168)

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Financial Highlights

	Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013		2012		2011
Net asset value — Beginning of period	$23.780		$22.330	$21.180	$16.520		$12.870		$12.490

Income (Loss) From Operations
Net investment loss(1)	$(0.037)		$(0.075)	$(0.062)	$(0.044)		$(0.070)		$(0.074)
Net realized and unrealized gain	2.562		2.286	1.360	4.760		3.808		0.543	(2)

Total income from operations	$2.525		$2.211	$1.298	$4.716		$3.738		$0.469

Less Distributions
From net realized gain	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of period	$24.570		$23.780	$22.330	$21.180		$16.520		$12.870

Total Return(3)	10.85	%(4)	9.99%	6.13%	28.63%		29.12%		3.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,553,987		$1,336,145	$1,294,128	$1,566,425		$1,010,125		$512,020
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.22	%(9)	1.22%	1.23%	1.25	%(7)	1.24	%(8)	1.20	%(8)
Net investment loss	(0.31	)%(9)	(0.31)%	(0.28)%	(0.24)%		(0.44)%		(0.51)%
Portfolio Turnover of the Portfolio	11	%(4)	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(8)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013		2012		2011
Net asset value — Beginning of period	$22.690		$21.500	$20.550	$16.150		$12.680		$12.390

Income (Loss) From Operations
Net investment loss(1)	$(0.121)		$(0.246)	$(0.224)	$(0.182)		$(0.185)		$(0.180)
Net realized and unrealized gain	2.446		2.197	1.322	4.638		3.743		0.559	(2)

Total income from operations	$2.325		$1.951	$1.098	$4.456		$3.558		$0.379

Less Distributions
From net realized gain	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of period	$23.280		$22.690	$21.500	$20.550		$16.150		$12.680

Total Return(3)	10.48	%(4)	9.15%	5.35%	27.68%		28.13%		2.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$240,346		$222,081	$237,887	$251,684		$152,264		$61,530
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.97	%(9)	1.97%	1.98%	2.00	%(7)	1.99	%(8)	1.95	%(8)
Net investment loss	(1.06	)%(9)	(1.06)%	(1.03)%	(0.99)%		(1.19)%		(1.25)%
Portfolio Turnover of the Portfolio	11	%(4)	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(8)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013		2012		2011
Net asset value — Beginning of period	$25.740		$24.060	$22.750	$17.700		$13.750		$13.300

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.008)		$(0.015)	$(0.006)	$0.003		$(0.033)		$(0.040)
Net realized and unrealized gain	2.783		2.456	1.464	5.103		4.071		0.579	(2)

Total income from operations	$2.775		$2.441	$1.458	$5.106		$4.038		$0.539

Less Distributions
From net realized gain	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of period	$26.780		$25.740	$24.060	$22.750		$17.700		$13.750

Total Return(3)	11.01	%(4)	10.23%	6.42%	28.93%		29.43%		3.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,250,768		$3,839,740	$3,755,707	$3,184,642		$1,890,595		$815,413
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.97	%(9)	0.97%	0.98%	1.00	%(7)	0.99	%(8)	0.95	%(8)
Net investment income (loss)	(0.06	)%(9)	(0.06)%	(0.03)%	0.02%		(0.19)%		(0.26)%
Portfolio Turnover of the Portfolio	11	%(4)	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(8)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013		2012		2011
Net asset value — Beginning of period	$23.420		$22.060	$20.970	$16.400		$12.810		$12.450

Income (Loss) From Operations
Net investment loss(1)	$(0.066)		$(0.134)	$(0.110)	$(0.094)		$(0.111)		$(0.109)
Net realized and unrealized gain	2.521		2.255	1.348	4.720		3.789		0.558	(2)

Total income from operations	$2.455		$2.121	$1.238	$4.626		$3.678		$0.449

Less Distributions
From net realized gain	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(1.735)		$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of period	$24.140		$23.420	$22.060	$20.970		$16.400		$12.810

Total Return(3)	10.72	%(4)	9.70%	5.91%	28.29%		28.78%		3.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$274,489		$209,022	$166,575	$84,030		$17,922		$1,827
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.47	%(9)	1.47%	1.48%	1.50	%(7)	1.49	%(8)	1.45	%(8)
Net investment loss	(0.56	)%(9)	(0.56)%	(0.50)%	(0.49)%		(0.70)%		(0.74)%
Portfolio Turnover of the Portfolio	11	%(4)	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(8)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Period Ended September 30, 2014(1)
Net asset value — Beginning of period	$25.780		$24.070	$25.040

Income (Loss) From Operations
Net investment income (loss)(2)	$0.004		$(0.004)	$0.022
Net realized and unrealized gain (loss)	2.791		2.475	(0.992)

Total income (loss) from operations	$2.795		$2.471	$(0.970)

Less Distributions
From net realized gain	$(1.735)		$(0.761)	$—

Total distributions	$(1.735)		$(0.761)	$—

Net asset value — End of period	$26.840		$25.780	$24.070

Total Return(3)	11.07	%(4)	10.36%	(3.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$642,325		$389,784	$252
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.88	%(7)	0.88%	0.90	%(7)
Net investment income (loss)	0.03	%(7)	(0.02)%	0.35	%(7)
Portfolio Turnover of the Portfolio	11	%(4)	17%	11	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended September 30, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2015, the Fund had a late year ordinary loss of $7,710,168 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2016, EVM earned $42,967 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,901 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2016 amounted to $1,790,742 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2016, the Fund paid or accrued to EVD $869,778 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2016, the Fund paid or accrued to EVD $296,467 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2016 amounted to $289,926 and $296,467 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2016, the Fund was informed that EVD received approximately $1,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

14

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended March 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $482,866,318 and $197,748,127, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $50,993,792.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	10,848,575	12,457,271
Issued to shareholders electing to receive payments of distributions in Fund shares	3,816,252	1,687,329
Redemptions	(8,489,020)	(15,902,118)
Issued in connection with tax-free reorganization (see Note 8)	872,347	—

Net increase (decrease)	7,048,154	(1,757,518)

Class C	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	612,032	652,157
Issued to shareholders electing to receive payments of distributions in Fund shares	630,270	281,301
Redemptions	(993,341)	(2,210,654)
Issued in connection with tax-free reorganization (see Note 8)	288,967	—

Net increase (decrease)	537,928	(1,277,196)

Class I	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	24,800,651	37,688,750
Issued to shareholders electing to receive payments of distributions in Fund shares	8,491,264	3,916,814
Redemptions	(23,812,950)	(48,546,444)
Issued in connection with tax-free reorganization (see Note 8)	63,402	—

Net increase (decrease)	9,542,367	(6,940,880)

Class R	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	2,667,997	3,109,116
Issued to shareholders electing to receive payments of distributions in Fund shares	662,942	233,299
Redemptions	(886,897)	(1,968,419)

Net increase	2,444,042	1,373,996

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	9,025,431	16,027,756
Issued to shareholders electing to receive payments of distributions in Fund shares	1,162,944	4,255
Redemptions	(1,374,200)	(920,903)

Net increase	8,814,175	15,111,108

8  Reorganization

As of the close of business on December 4, 2015, the Fund acquired the net assets of Eaton Vance Atlanta Capital Horizon Growth Fund (Horizon Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Horizon Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 872,347 shares of Class A of the Fund (valued at $22,822,084) for the 1,514,916 shares of Class A and the 105,229 shares of Class B of Horizon Growth Fund, 288,967 shares of Class C of the Fund (valued at $7,204,794) for the 596,172 shares of Class C of Horizon Growth Fund, and 63,402 shares of Class I of the Fund (valued at $1,796,330) for the 124,589 shares of Class I of Horizon Growth Fund, each outstanding on December 4, 2015. The investment portfolio of Horizon Growth Fund, with a fair value of $29,214,630 and identified cost of $21,301,051, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to SMID-Cap Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Horizon Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $6,721,895,213. The net assets of Horizon Growth Fund at that date of $31,823,208, including $191,976 of accumulated net realized losses and $7,913,579 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $6,753,718,421.

Assuming the acquisition had been completed on October 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended March 31, 2016 are as follows:

Net investment loss	$(5,326,081)
Net realized gain	$178,523,789
Net increase in net assets from operations	$669,253,174

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Horizon Growth Fund that have been included in the Fund’s Statement of Operations since December 4, 2015.

16

SMID-Cap Portfolio

March 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Banks — 2.4%
Umpqua Holdings Corp.	6,369,638	$101,022,459
Westamerica Bancorporation(1)	1,433,011	69,801,966

		$170,824,425

Capital Markets — 6.8%
Affiliated Managers Group, Inc.(2)	1,202,927	$195,355,345
Artisan Partners Asset Management, Inc., Class A	1,326,774	40,917,710
SEI Investments Co.	5,468,689	235,427,061

		$471,700,116

Chemicals — 2.1%
Airgas, Inc.	444,928	$63,019,602
RPM International, Inc.	1,758,413	83,225,687

		$146,245,289

Commercial Services & Supplies — 1.2%
Copart, Inc.(2)	1,996,589	$81,400,934

		$81,400,934

Containers & Packaging — 2.1%
AptarGroup, Inc.	1,896,881	$148,734,439

		$148,734,439

Diversified Consumer Services — 1.3%
ServiceMaster Global Holdings, Inc.(2)	2,345,377	$88,373,805

		$88,373,805

Diversified Financial Services — 4.4%
FactSet Research Systems, Inc.	834,271	$126,417,085
Morningstar, Inc.	2,017,227	178,060,627

		$304,477,712

Electrical Equipment — 2.6%
Acuity Brands, Inc.	831,237	$181,326,039

		$181,326,039

Electronic Equipment, Instruments & Components — 3.3%
CDW Corp.	3,065,604	$127,222,566
FLIR Systems, Inc.	3,059,140	100,798,663

		$228,021,229

Security	Shares	Value

Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(2)	506,695	$30,685,449
Oceaneering International, Inc.	950,607	31,598,177

		$62,283,626

Health Care Equipment & Supplies — 9.8%
DENTSPLY SIRONA, Inc.	3,924,750	$241,882,342
IDEXX Laboratories, Inc.(2)	1,848,811	144,798,878
Teleflex, Inc.	1,351,152	212,144,376
Varian Medical Systems, Inc.(2)	1,040,269	83,242,325

		$682,067,921

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(2)	1,063,373	$183,570,081

		$183,570,081

Hotels, Restaurants & Leisure — 1.6%
Aramark	3,402,989	$112,706,996

		$112,706,996

Household Products — 1.4%
Church & Dwight Co., Inc.	1,050,309	$96,817,484

		$96,817,484

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	1,858,532	$184,923,934

		$184,923,934

Insurance — 4.4%
Markel Corp.(2)	346,269	$308,723,052

		$308,723,052

IT Services — 6.8%
Broadridge Financial Solutions, Inc.	1,806,143	$107,122,341
Gartner, Inc.(2)	1,123,154	100,353,810
Jack Henry & Associates, Inc.	1,975,457	167,064,398
WEX, Inc.(2)	1,223,538	101,994,128

		$476,534,677

Life Sciences Tools & Services — 4.4%
Bio-Rad Laboratories, Inc., Class A(2)	1,148,716	$157,052,452
Bio-Techne Corp.	704,994	66,636,033
Mettler-Toledo International, Inc.(2)	245,961	84,797,514

		$308,485,999

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 7.4%
CLARCOR, Inc.	2,381,606	$137,633,011
Donaldson Co., Inc.	2,950,790	94,159,709
Graco, Inc.	1,259,162	105,719,241
IDEX Corp.	2,153,807	178,507,524

		$516,019,485

Marine — 1.9%
Kirby Corp.(2)	2,181,048	$131,495,384

		$131,495,384

Professional Services — 3.0%
Equifax, Inc.	1,801,401	$205,882,120

		$205,882,120

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	605,871	$71,080,786

		$71,080,786

Road & Rail — 3.9%
J.B. Hunt Transport Services, Inc.	1,937,175	$163,187,622
Landstar System, Inc.	1,631,430	105,406,692

		$268,594,314

Software — 10.9%
ANSYS, Inc.(2)	2,884,246	$258,024,647
Blackbaud, Inc.(1)	2,608,999	164,079,947
Fair Isaac Corp.(1)	1,991,593	211,288,102
Manhattan Associates, Inc.(2)	2,203,238	125,298,145

		$758,690,841

Specialty Retail — 3.5%
Sally Beauty Holdings, Inc.(1)(2)	7,605,255	$246,258,157

		$246,258,157

Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	1,585,729	$95,286,456

		$95,286,456

Total Common Stocks (identified cost $4,373,714,386)		$6,530,525,301

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$429,809	$429,809,162

Total Short-Term Investments (identified cost $429,809,162)		$429,809,162

Total Investments — 100.0% (identified cost $4,803,523,548)		$6,960,334,463

Other Assets, Less Liabilities — (0.0)%(4)		$(3,156,256)

Net Assets — 100.0%		$6,957,178,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 6).

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016.

(4)	Amount is less than (0.05)%.

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2016
Investments —
Unaffiliated investments, at value (identified cost, $4,008,260,134)	$5,839,097,129
Affiliated investment fund, at value (identified cost, $429,809,162)	429,809,162
Affiliated companies, at value (identified cost, $365,454,252)	691,428,172
Total Investments, at value (identified cost, $4,803,523,548)	$6,960,334,463
Dividends receivable	$1,865,153
Interest receivable from affiliated investment fund	163,281
Total assets	$6,962,362,897

Liabilities
Payable to affiliates:
Investment adviser fee	$4,745,828
Accrued expenses	438,862
Total liabilities	$5,184,690
Net Assets applicable to investors’ interest in Portfolio	$6,957,178,207

Sources of Net Assets
Investors’ capital	$4,800,367,292
Net unrealized appreciation	2,156,810,915
Total	$6,957,178,207

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2016
Dividends	$28,634,050	(1)
Interest allocated from affiliated investment fund	575,088
Expenses allocated from affiliated investment fund	(23,974)
Total investment income	$29,185,164

Expenses
Investment adviser fee	$26,879,594
Trustees’ fees and expenses	34,000
Custodian fee	565,828
Legal and accounting services	46,608
Miscellaneous	94,658
Total expenses	$27,620,688

Net investment income	$1,564,476

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$178,079,716	(2)
Investment transactions allocated from affiliated investment fund	396
Net realized gain	$178,080,112
Change in unrealized appreciation (depreciation) —
Investments	$494,112,373
Net change in unrealized appreciation (depreciation)	$494,112,373

Net realized and unrealized gain	$672,192,485

Net increase in net assets from operations	$673,756,961

(1)	Includes $2,252,007 of dividends from affiliated companies (see Note 6).

(2)	Includes $12,052,937 of net realized gains from affiliated companies (see Note 6) and $27,838,703 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
From operations —
Net investment income	$1,564,476	$2,976,844
Net realized gain from investment transactions	178,080,112	455,596,633
Net change in unrealized appreciation (depreciation) from investments	494,112,373	86,964,259
Net increase in net assets from operations	$673,756,961	$545,537,736
Capital transactions —
Contributions	$484,040,629	$449,122,244
Withdrawals	(204,240,906)	(461,341,700)
Net increase (decrease) in net assets from capital transactions	$279,799,723	$(12,219,456)

Net increase in net assets	$953,556,684	$533,318,280

Net Assets
At beginning of period	$6,003,621,523	$5,470,303,243
At end of period	$6,957,178,207	$6,003,621,523

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Supplementary Data

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.86	%(3)	0.87%	0.87%	0.89%	0.94%	0.95	%(2)
Net investment income (loss)	0.05	%(3)	0.05%	0.08%	0.12%	(0.14)%	(0.26)%
Portfolio Turnover	11	%(4)	17%	11%	9%	6%	19%

Total Return	11.06	%(4)	10.34%	6.53%	29.07%	29.50%	3.98%

Net assets, end of period (000’s omitted)	$6,957,178		$6,003,622	$5,470,303	$5,090,547	$3,071,370	$1,397,652

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser. Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2016, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of March 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

23

SMID-Cap Portfolio

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2016, the Portfolio’s investment adviser fee amounted to $26,879,594 or 0.84% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $791,214,445 and $707,354,965, respectively, for the six months ended March 31, 2016. Included in purchases is $21,301,051 representing the cost basis of long-term securities contributed in-kind in connection with the merger of Eaton Vance Atlanta Capital Horizon Growth Fund into Eaton Vance Atlanta Capital SMID-Cap Fund during the period. The unrealized appreciation of such contributed securities at the contribution date was $7,913,579. Included in sales is $50,993,792 representing the value of securities delivered in payment of redemptions in-kind.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,807,659,139

Gross unrealized appreciation	$2,227,717,742
Gross unrealized depreciation	(75,042,418)

Net unrealized appreciation	$2,152,675,324

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2016.

24

SMID-Cap Portfolio

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended March 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Realized gain (loss)

Blackbaud, Inc.	2,632,033	—	(23,034)	2,608,999	$164,079,947		$628,924	$1,078,188
Fair Issac Corp.	2,065,007	63,413	(136,827)	1,991,593	211,288,102		82,400	4,091,490
Morningstar, Inc.	2,824,466	—	(807,239)	2,017,227	—	(1)	981,809	5,414,742
Sally Beauty Holdings, Inc.	7,644,097	28,302	(67,144)	7,605,255	246,258,157		—	1,468,515
Westamerica Bancorporation	—	1,440,989	(7,978)	1,433,011	69,801,966		558,874	2

					$691,428,172		$2,252,007	$12,052,937

(1)	Company is no longer an affiliate as of March 31, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$6,530,525,301	*	$—	$—	$6,530,525,301
Short-Term Investments	—		429,809,162	—	429,809,162

Total Investments	$6,530,525,301		$429,809,162	$—	$6,960,334,463

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726 3.31.16

Eaton Vance

Atlanta Capital

Focused Growth Fund

Semiannual Report

March 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2016

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Performance1,2

Portfolio Managers Richard B. England, CFA, Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	7.09%	1.01%	7.20%	6.12%
Class A with 5.75% Maximum Sales Charge	—	—	0.95	–4.77	5.94	5.49
Class C at NAV	05/02/2011	04/30/2002	6.72	0.34	6.44	5.74
Class C with 1% Maximum Sales Charge	—	—	5.84	–0.49	6.44	5.74
Class I at NAV	04/30/2002	04/30/2002	7.25	1.33	7.48	6.40
Russell 1000® Growth Index	—	—	8.11%	2.52%	12.36%	8.28%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.13%	1.88%	0.88%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Alphabet, Inc., Class C	7.8%

CVS Health Corp.	6.6

Visa, Inc., Class A	5.9

Apple, Inc.	5.3

Lowe’s Cos., Inc.	4.4

Ecolab, Inc.	3.9

Danaher Corp.	3.8

Texas Instruments, Inc.	3.7

Check Point Software Technologies, Ltd.	3.6

Comcast Corp., Class A	3.5

Total	48.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large- cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.90	$6.26	1.21%
Class C	$1,000.00	$1,067.20	$10.13	1.96%
Class I	$1,000.00	$1,072.50	$4.97	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.11	1.21%
Class C	$1,000.00	$1,015.20	$9.87	1.96%
Class I	$1,000.00	$1,020.20	$4.85	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Beverages — 2.3%
Coca-Cola Co. (The)	43,775	$2,030,722

		$2,030,722

Biotechnology — 5.7%
Biogen, Inc.(1)	11,749	$3,058,500
Gilead Sciences, Inc.	20,568	1,889,376

		$4,947,876

Capital Markets — 2.0%
Charles Schwab Corp. (The)	63,723	$1,785,518

		$1,785,518

Chemicals — 6.1%
Ecolab, Inc.	30,736	$3,427,679
Monsanto Co.	21,708	1,904,660

		$5,332,339

Consumer Finance — 1.6%
American Express Co.	22,944	$1,408,762

		$1,408,762

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	46,125	$2,666,947

		$2,666,947

Energy Equipment & Services — 2.5%
Schlumberger, Ltd.	29,416	$2,169,430

		$2,169,430

Food & Staples Retailing — 6.6%
CVS Health Corp.	55,318	$5,738,136

		$5,738,136

Food Products — 2.5%
Mondelez International, Inc., Class A	54,901	$2,202,628

		$2,202,628

Health Care Providers & Services — 1.3%
Express Scripts Holding Co.(1)	15,895	$1,091,828

		$1,091,828

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp.	36,260	$2,164,722

		$2,164,722

Industrial Conglomerates — 3.8%
Danaher Corp.	34,808	$3,301,887

		$3,301,887

Internet & Catalog Retail — 3.5%
Priceline Group, Inc. (The)(1)	2,372	$3,057,413

		$3,057,413

Internet Software & Services — 7.8%
Alphabet, Inc., Class C(1)	9,213	$6,863,224

		$6,863,224

IT Services — 8.4%
MasterCard, Inc., Class A	23,728	$2,242,296
Visa, Inc., Class A	67,372	5,152,611

		$7,394,907

Life Sciences Tools & Services — 3.5%
Thermo Fisher Scientific, Inc.	21,777	$3,083,405

		$3,083,405

Machinery — 3.4%
IDEX Corp.	36,336	$3,011,528

		$3,011,528

Media — 3.5%
Comcast Corp., Class A	50,757	$3,100,238

		$3,100,238

Multiline Retail — 3.2%
Dollar General Corp.	32,696	$2,798,778

		$2,798,778

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	45,865	$2,929,856
Perrigo Co. PLC	20,913	2,675,400

		$5,605,256

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.7%
Texas Instruments, Inc.	56,801	$3,261,513

		$3,261,513

Software — 3.6%
Check Point Software Technologies, Ltd.(1)	36,076	$3,155,568

		$3,155,568

Specialty Retail — 4.4%
Lowe’s Cos., Inc.	51,127	$3,872,870

		$3,872,870

Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	42,404	$4,621,612
EMC Corp.	86,946	2,317,111

		$6,938,723

Total Common Stocks (identified cost $65,299,876)		$86,984,218

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$1,522	$1,522,325

Total Short-Term Investments (identified cost $1,522,325)		$1,522,325

Total Investments — 101.0% (identified cost $66,822,201)		$88,506,543

Other Assets, Less Liabilities — (1.0)%		$(866,361)

Net Assets — 100.0%		$87,640,182

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2016
Unaffiliated investments, at value (identified cost, $65,299,876)	$86,984,218
Affiliated investment, at value (identified cost, $1,522,325)	1,522,325
Dividends receivable	109,715
Interest receivable from affiliated investment	702
Receivable for Fund shares sold	209,965
Total assets	$88,826,925

Liabilities
Payable for investments purchased	$785,883
Payable for Fund shares redeemed	264,573
Payable to affiliates:
Investment adviser fee	48,000
Distribution and service fees	14,829
Accrued expenses	73,458
Total liabilities	$1,186,743
Net Assets	$87,640,182

Sources of Net Assets
Paid-in capital	$60,842,136
Accumulated net realized gain	4,960,247
Accumulated undistributed net investment income	153,457
Net unrealized appreciation	21,684,342
Total	$87,640,182

Class A Shares
Net Assets	$58,408,292
Shares Outstanding	4,672,850
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.50
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.26

Class C Shares
Net Assets	$3,114,573
Shares Outstanding	254,973
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.22

Class I Shares
Net Assets	$26,117,317
Shares Outstanding	2,244,620
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2016
Dividends	$642,171
Interest allocated from affiliated investment	3,095
Expenses allocated from affiliated investment	(125)
Total investment income	$645,141

Expenses
Investment adviser fee	$316,501
Distribution and service fees
Class A	77,468
Class C	16,068
Trustees’ fees and expenses	2,866
Custodian fee	23,496
Transfer and dividend disbursing agent fees	56,860
Legal and accounting services	22,565
Printing and postage	10,765
Registration fees	27,354
Miscellaneous	7,872
Total expenses	$561,815

Net investment income	$83,326

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,276,704
Investment transactions allocated from affiliated investment	3
Net realized gain	$6,276,707
Change in unrealized appreciation (depreciation) —
Investments	$683,681
Net change in unrealized appreciation (depreciation)	$683,681

Net realized and unrealized gain	$6,960,388

Net increase in net assets from operations	$7,043,714

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
From operations —
Net investment income	$83,326	$294,891
Net realized gain from investment transactions	6,276,707	29,283,260
Net change in unrealized appreciation (depreciation) from investments	683,681	(25,984,931)
Net increase in net assets from operations	$7,043,714	$3,593,220
Distributions to shareholders —
From net investment income
Class A	$(27,833)	$(43,603)
Class I	(125,857)	(293,127)
From net realized gain
Class A	(11,510,220)	(6,320,162)
Class C	(589,497)	(259,164)
Class I	(6,648,811)	(7,393,389)
Total distributions to shareholders	$(18,902,218)	$(14,309,445)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,090,409	$12,860,844
Class C	310,793	549,369
Class I	2,555,108	24,682,547
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,492,900	5,791,506
Class C	539,186	227,378
Class I	6,051,032	7,331,177
Cost of shares redeemed
Class A	(12,260,771)	(35,672,896)
Class C	(441,483)	(1,402,085)
Class I	(17,074,785)	(82,519,561)
Net decrease in net assets from Fund share transactions	$(5,737,611)	$(68,151,721)

Net decrease in net assets	$(17,596,115)	$(78,867,946)

Net Assets
At beginning of period	$105,236,297	$184,104,243
At end of period	$87,640,182	$105,236,297

Accumulated undistributed net investment income included in net assets
At end of period	$153,457	$223,821

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Financial Highlights

	Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$14.130		$15.210	$13.360	$12.000	$9.770		$9.540

Income (Loss) From Operations
Net investment income (loss)(1)	$0.008		$0.014	$0.028	$0.035	$(0.038)		$(0.065)
Net realized and unrealized gain	1.015		0.059	2.164	1.325	2.268		0.295

Total income from operations	$1.023		$0.073	$2.192	$1.360	$2.230		$0.230

Less Distributions
From net investment income	$(0.006)		$(0.008)	$(0.026)	$—	$—		$—
From net realized gain	(2.647)		(1.145)	(0.316)	—	—		—

Total distributions	$(2.653)		$(1.153)	$(0.342)	$—	$—		$—

Net asset value — End of period	$12.500		$14.130	$15.210	$13.360	$12.000		$9.770

Total Return(2)	7.09	%(3)	0.16%	16.61%	11.33%	22.82%		2.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,408		$63,332	$84,938	$79,626	$69,679		$45,044
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.21	%(5)	1.13%	1.08%	1.12%	1.17	%(6)	1.25	%(6)(7)
Net investment income (loss)	0.12	%(5)	0.09%	0.19%	0.28%	(0.34	)%(6)	(0.58	)%(6)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	60	%(3)	62%
Portfolio Turnover of the Fund	21	%(3)	51%	46%	53%	17	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,					Period Ended September 30, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$13.840		$14.900	$13.140	$11.880	$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.041)		$(0.098)	$(0.080)	$(0.058)	$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	0.996		0.068	2.112	1.318	2.251		(2.103)

Total income (loss) from operations	$0.955		$(0.030)	$2.032	$1.260	$2.130		$(2.170)

Less Distributions
From net realized gain	$(2.575)		$(1.030)	$(0.272)	$—	$—		$—

Total distributions	$(2.575)		$(1.030)	$(0.272)	$—	$—		$—

Net asset value — End of period	$12.220		$13.840	$14.900	$13.140	$11.880		$9.750

Total Return(3)	6.72	%(4)	(0.53)%	15.61%	10.61%	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,115		$3,100	$3,962	$3,776	$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.96	%(6)	1.88%	1.83%	1.87%	1.91	%(7)	2.00	%(6)(7)(8)
Net investment loss	(0.63	)%(6)	(0.66)%	(0.55)%	(0.47)%	(1.08	)%(7)	(1.49	)%(6)(7)
Portfolio Turnover of the Portfolio(9)	—		—	—	—	60	%(4)	62	%(10)
Portfolio Turnover of the Fund	21	%(4)	51%	46%	53%	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$13.350		$14.430	$12.700	$11.380	$9.240		$9.010

Income (Loss) From Operations
Net investment income (loss)(1)	$0.022		$0.046	$0.061	$0.063	$(0.005)		$(0.034)
Net realized and unrealized gain	0.965		0.065	2.048	1.266	2.145		0.264

Total income from operations	$0.987		$0.111	$2.109	$1.329	$2.140		$0.230

Less Distributions
From net investment income	$(0.050)		$(0.046)	$(0.063)	$(0.009)	$—		$—
From net realized gain	(2.647)		(1.145)	(0.316)	—	—		—

Total distributions	$(2.697)		$(1.191)	$(0.379)	$(0.009)	$—		$—

Net asset value — End of period	$11.640		$13.350	$14.430	$12.700	$11.380		$9.240

Total Return(2)	7.25	%(3)	0.43%	16.85%	11.69%	23.16%		2.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,117		$38,804	$95,204	$91,248	$104,941		$53,707
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.96	%(5)	0.88%	0.83%	0.87%	0.92	%(6)	1.00	%(6)(7)
Net investment income (loss)	0.36	%(5)	0.32%	0.44%	0.53%	(0.04	)%(6)	(0.32	)%(6)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	60	%(3)	62%
Portfolio Turnover of the Fund	21	%(3)	51%	46%	53%	17	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,565,249

Gross unrealized appreciation	$22,608,851
Gross unrealized depreciation	(1,667,557)

Net unrealized appreciation	$20,941,294

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2016, the investment adviser fee amounted to $316,501 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2016, EVM earned $13,535 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,134 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2016 amounted to $77,468 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2016, the Fund paid or accrued to EVD $12,051 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2016 amounted to $4,017 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2016, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $20,681,677 and $44,291,007, respectively, for the six months ended March 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	311,519	850,331
Issued to shareholders electing to receive payments of distributions in Fund shares	832,770	392,644
Redemptions	(954,560)	(2,345,511)

Net increase (decrease)	189,729	(1,102,536)

Class C	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	22,664	37,574
Issued to shareholders electing to receive payments of distributions in Fund shares	43,694	15,649
Redemptions	(35,412)	(94,995)

Net increase (decrease)	30,946	(41,772)

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	223,924	1,719,720
Issued to shareholders electing to receive payments of distributions in Fund shares	516,300	527,044
Redemptions	(1,403,167)	(5,937,835)

Net decrease	(662,943)	(3,691,071)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$86,984,218	*	$—	$—	$86,984,218
Short-Term Investments	—		1,522,325	—	1,522,325

Total Investments	$86,984,218		$1,522,325	$—	$88,506,543

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.16

Eaton Vance

Atlanta Capital

Select Equity Fund

Semiannual Report

March 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2016

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	8.31%	3.43%	—	14.85%
Class A with 5.75% Maximum Sales Charge	—	—	2.06	–2.50	—	13.26
Class C at NAV	03/19/2013	01/03/2012	7.97	2.71	—	14.24
Class C with 1% Maximum Sales Charge	—	—	6.97	1.71	—	14.24
Class I at NAV	01/03/2012	01/03/2012	8.50	3.71	—	15.13
Russell 1000® Index	—	—	7.75%	0.50%	11.34%	14.33%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.35%	2.10%	1.10%
Net				1.20	1.95	0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Markel Corp.	7.1%

TJX Cos., Inc. (The)	6.6

White Mountains Insurance Group, Ltd.	5.4

ANSYS, Inc.	4.8

U.S. Bancorp	4.7

Ball Corp.	4.7

Affiliated Managers Group, Inc.	4.6

Ross Stores, Inc.	3.8

DENTSPLY SIRONA, Inc.	3.5

Oracle Corp.	3.4

Total	48.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/17. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,083.10	$6.25	**	1.20%
Class C	$1,000.00	$1,079.70	$10.14	**	1.95%
Class I	$1,000.00	$1,085.00	$4.95	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.06	**	1.20%
Class C	$1,000.00	$1,015.30	$9.82	**	1.95%
Class I	$1,000.00	$1,020.30	$4.80	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 92.6%

Security	Shares	Value

Banks — 4.7%
U.S. Bancorp	226,816	$9,206,461

		$9,206,461

Beverages — 2.8%
Diageo PLC ADR	50,635	$5,461,997

		$5,461,997

Capital Markets — 8.0%
Affiliated Managers Group, Inc.(1)	54,867	$8,910,401
TD Ameritrade Holding Corp.	207,713	6,549,191

		$15,459,592

Chemicals — 5.7%
Praxair, Inc.	51,322	$5,873,803
Sherwin-Williams Co. (The)	18,442	5,249,884

		$11,123,687

Containers & Packaging — 4.7%
Ball Corp.	128,804	$9,182,437

		$9,182,437

Food Products — 1.8%
Nestle SA ADR	47,914	$3,574,864

		$3,574,864

Health Care Equipment & Supplies — 7.4%
DENTSPLY SIRONA, Inc.	109,653	$6,757,914
STERIS PLC	48,551	3,449,549
Teleflex, Inc.	26,860	4,217,289

		$14,424,752

Health Care Providers & Services — 3.3%
Henry Schein, Inc.(1)	37,230	$6,427,015

		$6,427,015

Hotels, Restaurants & Leisure — 2.0%
Aramark	115,364	$3,820,856

		$3,820,856

Industrial Conglomerates — 4.1%
Danaher Corp.	46,523	$4,413,172

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies, Inc.	18,871	$3,449,052

		$7,862,224

Insurance — 12.5%
Markel Corp.(1)	15,359	$13,693,624
White Mountains Insurance Group, Ltd.	13,079	10,497,205

		$24,190,829

IT Services — 8.1%
Alliance Data Systems Corp.(1)	20,809	$4,577,980
Fiserv, Inc.(1)	48,889	5,015,034
Visa, Inc., Class A	79,049	6,045,667

		$15,638,681

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	26,308	$3,724,950

		$3,724,950

Software — 10.2%
ANSYS, Inc.(1)	105,177	$9,409,134
Check Point Software Technologies, Ltd.(1)	43,071	3,767,420
Oracle Corp.	163,338	6,682,158

		$19,858,712

Specialty Retail — 15.4%
Home Depot, Inc. (The)	36,264	$4,838,706
O’Reilly Automotive, Inc.(1)	18,423	5,041,638
Ross Stores, Inc.	126,251	7,309,933
TJX Cos., Inc. (The)	162,658	12,744,254

		$29,934,531

Total Common Stocks (identified cost $153,604,569)		$179,891,588

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 7.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$14,432	$14,431,616

Total Short-Term Investments (identified cost $14,431,616)		$14,431,616

Total Investments — 100.0% (identified cost $168,036,185)		$194,323,204

Other Assets, Less Liabilities — 0.0%(3)		$38,224

Net Assets — 100.0%		$194,361,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016.

(3)	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2016
Unaffiliated investments, at value (identified cost, $153,604,569)	$179,891,588
Affiliated investment, at value (identified cost, $14,431,616)	14,431,616
Dividends receivable	143,554
Interest receivable from affiliated investment	5,177
Receivable for Fund shares sold	876,461
Tax reclaims receivable	1,811
Receivable from affiliates	2,582
Total assets	$195,352,789

Liabilities
Payable for Fund shares redeemed	$775,565
Payable to affiliates:
Investment adviser and administration fee	127,150
Distribution and service fees	23,949
Accrued expenses	64,697
Total liabilities	$991,361
Net Assets	$194,361,428

Sources of Net Assets
Paid-in capital	$168,129,814
Accumulated net realized gain	169,640
Accumulated net investment loss	(225,045)
Net unrealized appreciation	26,287,019
Total	$194,361,428

Class A Shares
Net Assets	$57,564,989
Shares Outstanding	3,361,875
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.12
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.16

Class C Shares
Net Assets	$15,097,127
Shares Outstanding	902,907
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.72

Class I Shares
Net Assets	$121,699,312
Shares Outstanding	7,046,660
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2016
Dividends	$664,948
Interest allocated from affiliated investment	16,888
Expenses allocated from affiliated investment	(699)
Total investment income	$681,137

Expenses
Investment adviser and administration fee	$644,830
Distribution and service fees
Class A	69,076
Class C	66,301
Trustees’ fees and expenses	5,308
Custodian fee	27,607
Transfer and dividend disbursing agent fees	74,834
Legal and accounting services	18,960
Printing and postage	12,613
Registration fees	34,026
Miscellaneous	11,140
Total expenses	$964,695
Deduct —
Allocation of expenses to affiliates	$58,513
Total expense reductions	$58,513

Net expenses	$906,182

Net investment loss	$(225,045)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$469,047
Investment transactions allocated from affiliated investment	8
Net realized gain	$469,055
Change in unrealized appreciation (depreciation) —
Investments	$10,353,048
Net change in unrealized appreciation (depreciation)	$10,353,048

Net realized and unrealized gain	$10,822,103

Net increase in net assets from operations	$10,597,058

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
From operations —
Net investment loss	$(225,045)	$(289,565)
Net realized gain from investment transactions	469,055	7,251,450
Net change in unrealized appreciation (depreciation) from investments	10,353,048	299,201
Net increase in net assets from operations	$10,597,058	$7,261,086
Distributions to shareholders —
From net realized gain
Class A	$(1,813,497)	$(745,026)
Class C	(428,259)	(129,227)
Class I	(3,492,854)	(443,206)
Total distributions to shareholders	$(5,734,610)	$(1,317,459)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,494,416	$18,624,460
Class C	3,282,772	4,619,532
Class I	95,028,678	17,690,716
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,798,429	739,833
Class C	385,224	123,711
Class I	3,459,339	432,619
Cost of shares redeemed
Class A	(16,116,794)	(22,919,513)
Class C	(1,260,046)	(2,112,049)
Class I	(14,560,540)	(26,206,773)
Net increase (decrease) in net assets from Fund share transactions	$87,511,478	$(9,007,464)

Net increase (decrease) in net assets	$92,373,926	$(3,063,837)

Net Assets
At beginning of period	$101,987,502	$105,051,339
At end of period	$194,361,428	$101,987,502

Accumulated net investment loss included in net assets
At end of period	$(225,045)	$—

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Financial Highlights

	Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$16.320		$15.450	$14.120	$11.770	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.033)		$(0.047)	$(0.024)	$(0.025)	$(0.022)
Net realized and unrealized gain	1.379		1.132	1.402	2.396	1.792

Total income from operations	$1.346		$1.085	$1.378	$2.371	$1.770

Less Distributions
From net realized gain	$(0.546)		$(0.215)	$(0.048)	$(0.021)	$—

Total distributions	$(0.546)		$(0.215)	$(0.048)	$(0.021)	$—

Net asset value — End of period	$17.120		$16.320	$15.450	$14.120	$11.770

Total Return(3)	8.31	%(4)	7.01%	9.78%	20.18%	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,565		$54,145	$54,602	$28,280	$4,690
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20%	1.20%	1.20%	1.20	%(6)
Net investment loss	(0.39	)%(6)	(0.28)%	(0.16)%	(0.19)%	(0.27	)%(6)
Portfolio Turnover	14	%(4)	24%	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2016, the years ended September 30, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2013(1)
			2015	2014
Net asset value — Beginning of period	$16.000		$15.270	$14.060	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.092)		$(0.170)	$(0.133)	$(0.077)
Net realized and unrealized gain	1.358		1.115	1.391	1.217

Total income from operations	$1.266		$0.945	$1.258	$1.140

Less Distributions
From net realized gain	$(0.546)		$(0.215)	$(0.048)	$—

Total distributions	$(0.546)		$(0.215)	$(0.048)	$—

Net asset value — End of period	$16.720		$16.000	$15.270	$14.060

Total Return(3)	7.97	%(4)	6.16%	8.97%	8.82	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,097		$12,096	$9,128	$4,452
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95	%(6)	1.95%	1.95%	1.95	%(6)
Net investment loss	(1.13	)%(6)	(1.03)%	(0.89)%	(1.04	)%(6)
Portfolio Turnover	14	%(4)	24%	45%	6	%(7)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.15%, 0.09% and 0.28% of average daily net assets for the six months ended March 31, 2016, the years ended September 30, 2015 and 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$16.430		$15.520	$14.150	$11.790	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.007)		$(0.006)	$0.016	$0.017	$0.002
Net realized and unrealized gain	1.393		1.131	1.402	2.385	1.788

Total income from operations	$1.386		$1.125	$1.418	$2.402	$1.790

Less Distributions
From net investment income	$—		$—	$—	$(0.009)	$—
From net realized gain	(0.546)		(0.215)	(0.048)	(0.033)	—

Total distributions	$(0.546)		$(0.215)	$(0.048)	$(0.042)	$—

Net asset value — End of period	$17.270		$16.430	$15.520	$14.150	$11.790

Total Return(3)	8.50	%(4)	7.24%	10.04%	20.45%	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,699		$35,746	$41,321	$40,798	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.95%	0.95%	0.95%	0.95	%(6)
Net investment income (loss)	(0.09	)%(6)	(0.03)%	0.11%	0.13%	0.02	%(6)
Portfolio Turnover	14	%(4)	24%	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2016, the years ended September 30, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,335,140

Gross unrealized appreciation	$27,661,217
Gross unrealized depreciation	(1,673,153)

Net unrealized appreciation	$25,988,064

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2016, the investment adviser and administration fee amounted to $644,830 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2017. Pursuant to this agreement, EVM and Atlanta Capital were allocated $58,513 in total of the Fund’s operating expenses for the six months ended March 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2016, EVM earned $1,772 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,512 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2016 amounted to $69,076 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2016, the Fund paid or accrued to EVD $49,726 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2016 amounted to $16,575 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $91,261,149 and $20,948,551, respectively, for the six months ended March 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	935,996	1,110,111
Issued to shareholders electing to receive payments of distributions in Fund shares	107,113	44,893
Redemptions	(999,678)	(1,371,475)

Net increase (decrease)	43,431	(216,471)

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	201,675	279,156
Issued to shareholders electing to receive payments of distributions in Fund shares	23,432	7,604
Redemptions	(78,051)	(128,790)

Net increase	147,056	157,970

Class I	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Sales	5,552,132	1,050,701
Issued to shareholders electing to receive payments of distributions in Fund shares	204,332	26,108
Redemptions	(885,292)	(1,564,418)

Net increase (decrease)	4,871,172	(487,609)

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$179,891,588	*	$—	$—	$179,891,588
Short-Term Investments	—		14,431,616	—	14,431,616

Total Investments	$179,891,588		$14,431,616	$—	$194,323,204

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782 3.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 16, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016